Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	$ 117,461	$ 140,361
Closure and decommissioning costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(26,482)	(16,002)
Tax losses, resource pools and mining tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(140,608)	(122,187)
Deductible Mexican mining taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(3,286)	(2,701)
Accounts payable and accrued liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(17,737)	(17,974)
Trade and other receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(13,290)	(17,194)
Provision for doubtful debts and inventory adjustments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	21,354	7,145
Short-term investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	15,649	15,295
Mineral properties, plant, and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	274,483	278,707
Estimated sales provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	14,028	23,026
Other temporary differences and provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(6,650)	(7,754)
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(43,800)	(59,600)
Resource pools
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	$ (96,800)	$ (62,600)